Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Public Utilities General Disclosures [Table Text Block]

The Registrants capitalize interest and AFUDC as a component of projects under construction and amortize it over the assets’ estimated useful lives once the assets are placed in service. AFUDC represents the composite interest cost of borrowed funds and a reasonable return on the equity funds used for construction for subsidiaries that apply the guidance for accounting for regulated operations. Although AFUDC increases both utility plant and earnings, it is realized in cash when the assets are included in rates.

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Interest and AFUDC debt (1)	$36	$8	$3	$8	$6	$2	$9	$6	$2
AFUDC equity (2)	22	15	3	12	10	2	11	10	1

(1)	Included in Interest and other finance charges on the Registrants’ respective Statements of Consolidated Income.

(2)
Included in Other Income (Expense) on the Registrants’ respective Statements of Consolidated Income.

Provision for doubtful accounts [Table Text Block]

The table below summarizes the Registrants’ provision for doubtful accounts for 2019, 2018 and 2017:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Provision for doubtful accounts	$18	$—	$14	$16	$—	$16	$15	$1	$13

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

The following table provides an overview of certain recently adopted or issued accounting pronouncements applicable to all the Registrants, unless otherwise noted.

Recently Adopted Accounting Standards
ASU Number and Name	Description	Date of Adoption	Financial Statement Impact upon Adoption
ASU 2016-02- Leases (Topic 842) and related amendments
ASU 2016-02 provides a comprehensive new lease model that requires lessees to recognize assets and liabilities for most leases and would change certain aspects of lessor accounting.
Transition method: modified retrospective
January 1, 2019
The Registrants adopted the standard and recognized a right-of-use asset and lease liability on their statement of financial position with no material impact on their results of operations and cash flows. See Note 22 for more information.

Issued, Not Yet Effective Accounting Standards
ASU Number and Name	Description	Effective Date	Financial Statement Impact upon Adoption
ASU 2016-13- Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This standard, including standards amending this standard, requires a new model called CECL to estimate credit losses for (1) financial assets subject to credit losses and measured at amortized cost and (2) certain off-balance sheet credit exposures. Upon initial recognition of the exposure, the CECL model requires an entity to estimate the credit losses expected over the life of an exposure based on historical information, current information and reasonable and supportable forecasts, including estimates of prepayments.
Transition method: modified retrospective
January 1, 2020 Early adoption is permitted
The adoption of this standard will result in an immaterial adjustment to the carrying value of the Registrants’ accounts receivable, net. The adoption of this standard will not have a material impact on the Registrants’ financial position, results of operations or cash flows.

ASU 2018-13- Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
This standard eliminates, modifies and adds certain disclosure requirements for fair value measurements.
Transition method: prospective for additions and one modification and retrospective for all other amendments
		Adoption of eliminations and modifications as of September 30, 2018; Additions will be adopted January 1, 2020	The adoption of this standard did not impact the Registrants’ financial position, results of operations or cash flows. Note 10 reflects the disclosures modified upon adoption.
ASU 2018-15-Intangibles-Goodwill and Other- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
This standard aligns accounting for implementation costs incurred in a cloud computing arrangement that is accounted for as a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The update also prescribes the balance sheet, income statement and cash flow classification of the capitalized implementation costs and related amortization expense and requires additional quantitative and qualitative disclosures.
Transition method: retrospective or prospective
January 1, 2020 Early adoption is permitted
The adoption of this standard will require the Registrants to capitalize certain costs to implement cloud computing arrangements that are accounted for as service contracts within Prepaid expenses and other current assets on the Registrants’ consolidated balance sheets and record the amortization of such assets within Operation and maintenance expenses on the Registrants’ statements of consolidated income. The adoption of this standard will not have a material impact on the Registrants’ financial position, results of operations, cash flows or disclosures.